Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 28, 2013
Accounting Policies [Abstract]
Summary Of Components Of Available-For-Sale Securities
The following table summarizes the components of the balance of the Company's available-for-sale securities at December 28, 2013 and December 29, 2012 (in millions):

	December 28, 2013	December 29, 2012
Adjusted cost	$7	$9
Gross unrealized gains	28	32
Fair value	$35	$41

Schedule Of Inventories
Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	December 28, 2013	December 29, 2012
Finished goods	$494	$416
Work in process	52	50
Raw materials	162	144
	$708	$610

Schedule of Product Warranty Liability
Changes in the Company's product warranty liability during fiscal years 2013 and 2012 were as follows (in millions):

	2013	2012
Balance at beginning of period	$38	$36
Warranty expense recognized	3	5
Warranty credits issued	(4)	(3)
Balance at end of period	$37	$38

Schedule Of Computation Of Basic And Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2013, 2012 and 2011 (in millions, except per share amounts):

	2013	2012	2011
Numerator:
Net earnings attributable to St. Jude Medical, Inc.	$723	$752	$826
Denominator:
Basic weighted average shares outstanding	287.0	313.3	324.3
Effect of dilutive securities:
Stock options	3.2	1.3	2.6
Restricted stock units	0.4	0.2	0.2
Diluted weighted average shares outstanding	290.6	314.8	327.1
Basic net earnings per share	$2.52	$2.40	$2.55
Diluted net earnings per share	$2.49	$2.39	$2.52